Retirement benefits obligations (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plans
Percentage of contributions by employee	46.00%
Percentage of contributions by employer	54.00%
Defined benefit obligation	SFr (9,406,967)	SFr (8,583,214)
Fair value of plan assets	7,714,430	7,101,476
Funded status	(1,692,537)	(1,481,738)
Current service cost	(315,727)	(286,515)	SFr (115,146)
Past service cost	102,764
Interest cost	(21,799)	(81,829)	(37,903)
Interest income	14,203	72,097	34,123
Company pension amount	SFr (220,559)	SFr (296,247)	SFr (118,926)
Swiss Life
Defined benefit plans
Percentage of capital and interest guarantee	100.00%